Prohibited transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Prohibited transactions	Prohibited transactions
During the year ended December 31, 2025, the Employer remitted certain employee deferrals and participant loan repayments to the Plan later than the time frame prescribed by the Department of Labor’s regulations regarding the timely remittance of participant contributions. These delinquent remittances constitute nonexempt prohibited transactions under ERISA. Plan management is in the process of correcting this delinquency, including remittance of any related lost earnings to the Plan.